Other Expenses - Summary of Other Miscellaneous Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cost And Expenses By Nature [Abstract]
Research cost recognized	$ 86	$ 856	$ 137